UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05536

Capital One Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus Ohio 43219

(Address of principal executive offices) (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-999-0426

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments.

Capital One Funds

CAPITAL APPRECIATION FUND

November 30, 2006

Portfolio of Investments (Unaudited)

Shares		Value
	COMMON STOCKS—99.3%

	Commercial Services—1.0%
63,400	Donnelley (R.R.) & Sons Co.	$2,236,118

	Communications—2.9%
103,300	AT&T, Inc.	3,502,903
93,800	Verizon Communications	3,277,372

	Total	6,780,275

	Consumer Durables—0.7%
192,700	Ford Motor Co.	1,566,651

	Consumer Non-Durables—7.5%
35,000	Altria Group, Inc.	2,947,350
75,000	Colgate-Palmolive Co.	4,878,750
80,000	Kraft Foods, Inc.	2,804,000
77,100	PepsiCo, Inc.	4,777,887
62,100	The Pepsi Bottling Group, Inc.	1,944,972

	Total	17,352,959

	Consumer Services—3.8%
81,100	McDonald’s Corp.	3,403,767
166,800	Walt Disney Co.	5,512,740

	Total	8,916,507

	Distribution Services—4.1%
50,000	Grainger (W.W.), Inc.	3,618,000
118,200	McKesson HBOC, Inc.	5,839,080

	Total	9,457,080

	Electronic Technology—12.6%
25,000	(1) Agilent Technologies, Inc.	796,000
56,700	(1) Apple Computer, Inc.	5,198,256
212,420	(1) Cisco Systems, Inc.	5,709,849
120,200	Hewlett-Packard Co.	4,743,092
70,900	(1) MEMC Electronic Materials, Inc.	2,821,820
131,700	National Semiconductor Corp.	3,185,823
75,600	Northrop Grumman Corp.	5,059,908
65,100	Texas Instruments, Inc.	1,923,705

	Total	29,438,453

	Energy Minerals—11.4%
19,400	Anadarko Petroleum Corp.	957,584
33,400	Apache Corp.	2,335,662
103,100	ConocoPhillips	6,938,630
108,200	Exxon Mobil Corp.	8,310,842
30,000	ONEOK, Inc.	1,297,200
75,000	Public Service Enterprise Group, Inc.	5,041,500
32,200	Valero Energy Corp.	1,773,254

	Total	26,654,672

	Finance—21.6%
52,000	Allstate Corp.	3,300,960
146,600	Bank of America Corp.	7,894,409
25,100	Bear Stearns Cos., Inc.	3,827,248
18,000	Boston Properties, Inc.	2,106,900
120,000	Citigroup, Inc.	5,950,800
46,700	Countrywide Financial Corp.	1,854,924
18,900	Goldman Sachs Group, Inc.	3,681,720
80,100	J.P. Morgan Chase & Co.	3,707,028
49,500	Merrill Lynch & Co., Inc.	4,327,785
37,100	MetLife, Inc.	2,178,883

37,900	Prudential Financial, Inc.	3,088,092
59,600	SunTrust Banks, Inc.	4,866,340
72,300	The St. Paul Travelers Cos., Inc.	3,745,863

	Total	50,530,952

	Health Services—1.8%
76,600	Quest Diagnostics, Inc.	4,072,822

	Health Technology—8.0%
20,000	AmerisourceBergen Corp.	919,800
46,200	(1) Amgen, Inc.	3,280,200
35,200	Becton, Dickinson & Co.	2,524,544
92,800	Johnson & Johnson	6,116,448
94,600	Merck & Co., Inc.	4,210,646
53,100	Pfizer, Inc.	1,459,719

	Total	18,511,357

	Human Resources—1.0%
34,000	Manpower, Inc.	2,414,000

	Industrial Services—1.1%
50,000	McDermott International, Inc.	2,604,000

	Non-Energy Minerals—1.5%
28,400	Phelps Dodge Corp.	3,493,200

	Process Industrials—0.7%
33,100	Monsanto Co.	1,591,117

	Producer Manufacturing—5.9%
48,100	Emerson Electric Co.	4,170,270
70,900	General Electric Co.	2,501,352
14,900	(1) Genlyte Group, Inc.	1,264,414
26,250	Graco, Inc.	1,096,463
41,650	PACCAR, Inc.	2,719,745
24,000	VF Corp.	1,881,360

	Total	13,633,604

	Publishing—0.1%
4,690	(1) Idearc, Inc.	129,163

	Retail—5.1%
35,000	Best Buy Co., Inc.	1,923,950
71,700	CVS Corp.	2,062,809
23,800	(1) Kohl’s Corp.	1,656,480
47,200	Penney (J.C.) Co., Inc.	3,650,448
94,600	TJX Cos., Inc.	2,593,932

	Total	11,887,619

	Technology Services—5.2%
48,000	Computer Sciences Corp.	2,505,600
3,800	(1) Google, Inc.	1,842,696
57,000	(1) Intuit, Inc.	1,794,360
140,800	Microsoft Corp.	4,129,664
98,800	(1) Oracle Corp.	1,880,164

	Total	12,152,484

	Transportation—2.3%
37,900	FedEx Corp.	4,374,797
21,900	Norfolk Southern Corp.	1,078,575

	Total	5,453,372

	Utilities—1.0%
37,900	FirstEnergy Corp.	2,267,936

	TOTAL COMMON STOCKS (identified cost $158,355,414)	231,144,341

	MUTUAL FUND—0.5%
1,152,764	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	1,152,764

TOTAL INVESTMENTS—99.8% (identified cost $159,508,178) (2)	232,297,105

OTHER ASSETS AND LIABILITIES—NET—0.2%	356,948

TOTAL NET ASSETS—100.0%	$232,654,053

(1)	Non-income producing security.
(2)	At November 30, 2006, the cost of investments for federal tax purposes amounts to $159,508,178. The net unrealized appreciation of investments for federal tax purposes was $72,788,927. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,648,810 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(859,883).

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION - Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Capital One Funds

LOUISIANA MUNCIPAL INCOME FUND

November 30, 2006

Portfolio of Investments (Unaudited)

Principal Amount		Value
	(1)MUNICIPAL BONDS—96.9%
	Guam—1.8%
$1,020,000	Guam Airport Authority, Revenue Bonds (Series A), 5.25%, 10/1/2014	$1,119,195

	Lousiana—88.4%
1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50%, (AMBAC INS), 11/1/2019	1,017,770
1,000,000	East Baton Rouge Parish, LA, LT GO, 4.25%, (FSA INS)/(Original Issue Yield: 4.39%), 5/1/2018	1,019,270
705,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds (Series ST-B), 4.00%, (AMBAC INS), 2/1/2008	708,617
750,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00%, (FGIC INS)/(Original Issue Yield: 4.72%), 2/1/2013	773,595
1,680,000	East Baton Rouge Parish, LA, Revenue Bonds, 4.50%, 2/1/2013	1,767,175
145,000	East Baton Rouge, LA Mortgage Finance Authority, SFM Purchasing Revenue Bonds (Series B), 5.40%, (FNMA COL), 10/1/2025	145,112
270,000	Ernest N. Morial-New Orleans, LA Exhibit Hall Authority, (Series C), 5.50%, (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.58%), 7/15/2018	272,921
200,000	Ernest N. Morial-New Orleans, LA Exhibit Hall Authority, Special Tax, 5.60%, (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.65%), 7/15/2025	202,286
1,300,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	1,404,195
1,055,000	Iberville Parish, LA, School District Number 005 UT GO, 5.00%, 10/1/2008	1,080,489
860,000	(1)Jefferson Parish, LA Home Mortgage Authority, Refunding Revenue Bonds (Series A), 6.15%, (FNMA and GNMA COLs), 6/1/2028	862,546
700,000	Jefferson Parish, LA School Board, GO UT, 5.10%, (FSA INS)/ (Original Issue Yield: 5.10%), 3/1/2010	617,554
1,340,000	Jefferson Parish, LA School Board, Revenue Bonds, (AMBAC INS), 3.75%, 2/1/2010	1,344,449
680,000	Jefferson, LA Sales Tax District Special Sales Tax Revenue, (Series B), 5.75%, (AMBAC INS)/(Original Issue Yield: 5.20%), 12/1/2014	755,854
500,000	Lafayette Parish, LA School Board, Refunding Revenue Bonds, 4.50%, (FGIC INS)/(Original Issue Yield: 4.85%), 4/1/2013	512,450
1,500,000	Lafayette, LA Public Improvement Sales Tax, (Series A), 5.625%, (FGIC INS)/(Original Issue Yield: 5.69%), 3/1/2025	1,616,475
1,305,000	Lafayette, LA Public Power Authority, (Series A), 5.00%, (AMBAC INS), 11/1/2008	1,337,142
140,000	Louisiana HFA, SFM Revenue Bonds (Series 2005A), 3.85%, (GNMA Collateralized Home Mortgage Program COL), 12/1/2012	140,612
90,000	Louisiana HFA, SFM Revenue Bonds (Series 2005A), 3.95%, (GNMA Collateralized Home Mortgage Program COL), 12/1/2013	90,635
85,000	Louisiana HFA, SFM Revenue Bonds (Series 2005A), 4.05%, (GNMA Collateralized Home Mortgage Program COL), 12/1/2014	85,910
195,000	Louisiana HFA, SFM Revenue Bonds (Series 2005A), 4.30%, (GNMA Collateralized Home Mortgage Program COL), 12/1/2017	198,920
1,835,000	Louisiana Local Government Environmental Facilities Community Development Authority, 5.50%, (MBIA Insurance Corp. INS), 12/1/2012	2,014,958
1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Refunding Revenue Bonds, 5.00%, (MBIA Insurance Corp. INS), 12/1/2032	1,574,850
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority (Series A), Revenue Bonds, 5.20%, (Original Issue Yield: 5.30%), 6/1/2031	1,072,520
750,000	Louisiana PFA, 4.50%, 10/15/2010	754,148
215,000	Louisiana PFA, Hospital Revenue, Refunding Revenue Bonds, 5.00%, (Louisiana Health System Corporate Project)/(FSA INS)/ /(Original Issue Yield: 5.10%), 10/1/2013	224,045

1,000,000	Louisiana PFA, Refunding Revenue Bonds (Series A), 5.00% (Tulane University, LA)/(AMBAC INS) /(Original Issue Yield: 5.15%), 7/1/2022	1,049,840
1,000,000	Louisiana PFA, Revenue Bonds, 5.00%, (FSA INS)/(Original Issue Yield: 5.38%), 8/1/2017	1,042,160
500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/ (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.27%) 11/15/2021	514,895
1,000,000	Louisiana PFA, Revenue Refunding Bonds, 5.45%, (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	1,011,280
1,845,000	Louisiana PFA, Revenue Refunding Bonds (Series A), 6.75%, (Bethany Home Project, (FHA GTD), 8/1/2025	1,847,306
1,045,000	Louisiana PFA, Revenue Refunding Bonds (Series A), 5.125% (Tulane University, LA)/(Original Issue Yield: 5.25%), 7/1/2027	1,101,535
1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.70%, (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.79%), 11/1/2022	1,034,280
1,000,000	Louisiana State Office Facilities, Refunding Revenue Bonds, 4.75%, (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.88%), 11/1/2023	1,036,040
1,000,000	Louisiana State Transportation Authority Toll Revenue, Revenue Bonds, 5.00%, 9/1/2009	1,032,560
750,000	Louisiana State University and Agricultural and Mechanical College, Refunding Revenue Bonds (Auxiliary Series A), 4.00%, (AMBAC INS), 7/1/2012	764,850
1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Revenue Refunding Bonds, 5.00% (University of New Orleans Project)/ (AMBAC INS), 10/1/2030	1,290,613
1,500,000	Louisiana State, (Series A), 5.00% (FGIC INS)/ (Original Issue Yield: 5.23%), 11/15/2015	1,581,615
1,000,000	Louisiana State, GO UT, (Series B), 5.00% (FSA INS)/ (Original Issue Yield: 5.17%), 4/15/2018	1,029,530
1,380,000	Natchitoches Parish, LA School District No. 9, GO UT Refunding Bonds, 3.85%, 3/1/2016	1,380,814
250,000	New Orleans, LA Aviation Board, Refunding Revenue Bonds, 6.00% (FSA INS)/ (Original Issue Yield: 6.16%), 9/1/2019	250,433
970,000	New Orleans, LA Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States Treasury/REFCO Strips COL)/ (Original Issue Yield: 6.518%), 1/15/2011	1,056,805
1,455,000	New Orleans, LA, LT GO, 3.00% (MBIA Insurance Corp. INS), 3/1/2007	1,452,148
1,145,000	Orleans, LA Levee District, Refunding Revenue Bonds (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	1,169,847
85,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 3.00% (MBIA Insurance Corp. INS), 3/1/2007	84,831
85,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 3.25% (MBIA Insurance Corp. INS), 3/1/2008	84,589
90,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 3.25% (MBIA Insurance Corp. INS), 3/1/2009	89,177
575,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 4.00% (MBIA Insurance Corp. INS), 3/1/2011	584,309
705,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 4.00% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 4.06%), 3/1/2015	720,496
535,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT Refunding Bonds, 4.00% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 4.15%), 3/1/2016	544,090
790,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 3/1/2020	843,775
780,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.81%), 3/1/2021	833,095
1,020,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 3/1/2024	1,089,431
95,000	Ouachita Parish, LA East Ouachita Parish School District, GO UT, 3.50% (MBIA Insurance Corp. INS), 3/1/2010	94,713
1,060,000	Plaquemines Parish LA, Law Enforcement District, GO UT, 4.00%, 3/1/2009	1,066,879
2,500,000	Rapides Parish, LA Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 5.95%), 9/1/2029	2,685,424
870,000	Shreveport, LA, GO UT (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2012	880,849
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	1,032,280
815,000	Shreveport, LA, Water & Sewer, (Series C), 4.00% (FGIC INS)/(Original Issue Yield: 3.80%), 6/1/2014	831,267

1,000,000	St. Charles Parish, LA Public Improvement, 3.50%, 12/1/2008	997,610

		53,703,864

	Missouri—3.0%
1,840,000	Wentzville, MO School District No. R 04, GO UT (Series PG-A), 4.00% (XL Capital Assurance, Inc. INS), 3/1/2020	1,841,638

	North Carolina—3.7%
2,250,000	Johnston County, NC, GO UT, 4.00% (FGIC INS), 2/1/2021	2,261,610

	TOTAL MUNICIPAL BONDS (at identified cost $57,295,299)	58,926,307

	MUTUAL FUND—1.9%
1,154,160	Goldman Sachs ILA Tax-Free Instruments (at net asset value)	1,154,160

	TOTAL INVESTMENTS—98.8% (identified cost $58,449,459) (2)	60,080,467

	OTHER ASSETS AND LIABILITIES—NET—1.2%	715,010

	TOTAL NET ASSETS—100.0%	$60,795,477

(1)	Securities that are subject to the federal alternative minimum tax (AMT) represent 1.4% of the Fund’s portfolio calculated based upon total market value.
(2)	At November 30, 2006, the cost of investments for federal tax purposes was $58,433,693. The net unrealized appreciation of investments for federal tax purposes was $1,646,774. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,742,616 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(95,842).

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION: Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:

AMBAC INS	—American Municipal Bond Assurance Corporation
COL	—Collateralized
FGIC	—Financial Guaranty Insurance Company
FHA	—Federal Housing Administration
FNMA	—Federal National Mortgage Association
FSA INS	—Financial Security Assurance
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDB	—Industrial Development Bond
INS	—Insured
LT	—Limited Tax
MBIA	—Municipal Bond Insurance Association
PFA	—Public Facility Authority
SFM	—Single Family Mortgage
STRIPs	—Separate Trading of Registered Interest & Principal of Securities
UT	—Unlimited Tax

Capital One Funds

MID CAP EQUITY FUND

November 30, 2006

Portfolio of Investments (Unaudited)

Shares		Value
	COMMON STOCKS—99.2%
	Commercial Services—4.5%
14,390	(1) Dun & Bradstreet Corp.	$1,183,146
42,100	Ikon Office Solutions, Inc.	680,757
116,900	(1) MPS Group, Inc.	1,752,331
46,200	SEI Investments Co.	2,688,378

	Total	6,304,612

	Communications—0.5%
6,180	CenturyTel, Inc.	262,959
7,920	Telephone and Data System, Inc.	409,147

	Total	672,106

	Consumer Durables—0.2%
10,000	Newell Rubbermaid, Inc.	284,900

	Consumer Non-Durables—2.7%
36,100	American Greetings Corp., Class A	859,541
5,000	Brown-Forman Corp., Class B	347,250
32,200	(1) Coach, Inc.	1,391,362
30,900	Hormel Foods Corp.	1,170,492

	Total	3,768,645

	Consumer Services—1.1%
43,900	Bob Evans Farms, Inc.	1,491,283

	Distribution Services—2.3%
39,960	(1) Avnet, Inc.	990,608
6,480	CDW Corp.	456,840
10,000	Grainger (W.W.), Inc.	723,600
53,700	(1) Ingram Micro, Inc., Class A	1,094,406

	Total	3,265,454

	Electronic Technology—8.9%
46,569	Harris Corp.	1,961,021
45,000	Imation Corp.	2,083,950
33,660	Jabil Circuit, Inc.	954,598
33,180	(1) MEMC Electronic Materials, Inc.	1,320,564
40,000	(1) Micrel, Inc.	462,000
99,780	Microchip Technology, Inc.	3,403,495
15,200	Precision Castparts Corp.	1,146,992
9,800	(1) Sequa Corp., Class A	1,115,730

	Total	12,448,350

	Energy Minerals—4.8%
41,000	(1) Newfield Exploration Co.	2,040,570
51,900	Tesoro Petroleum Corp.	3,656,355
20,000	(1) Unit Corp.	1,020,600

	Total	6,717,525

	Finance—21.5%
58,400	American Capital Strategies, Ltd.	2,644,352
50,000	Assurant, Inc.	2,748,000
68,595	Bancorpsouth, Inc.	1,786,900
32,200	Bank of Hawaii Corp.	1,662,486
90,000	(1) CB Richard Ellis Services, Inc.	2,963,701
15,400	Edwards(AG), Inc.	890,890
5,074	Fidelity National Title Group, Inc., Class A	114,875
35,500	First American Financial Corp.	1,370,655
98,700	First BanCorp	988,974
20,000	Hanover Insurance Group, Inc.	947,600
43,000	Hospitality Properties Trust, REIT	2,158,170

151,500	HRPT Properties Trust, REIT	1,904,355
41,100	IndyMac Bancorp, Inc.	1,888,545
7,400	Jones Lang LaSalle, Inc.	673,400
23,700	Ohio Casualty Corp.	692,277
50,000	Plum Creek Timber Co., Inc.	1,863,000
23,380	PMI Group, Inc.	1,012,588
18,930	Radian Group, Inc.	1,007,265
5,100	Reinsurance Group of America	281,367
24,000	Ryder System, Inc.	1,252,080
29,500	Wilmington Trust Corp.	1,226,020

	Total	30,077,500

	Health Services—3.4%
15,000	(1) Express Scripts, Inc., Class A	1,023,000
40,000	(1) Humana, Inc.	2,164,000
30,000	Pharmaceutical Product Development, Inc.	947,700
15,600	(1) Triad Hospitals, Inc.	663,312

	Total	4,798,012

	Health Technology—6.4%
69,800	Applera Corp.	2,543,511
16,100	(1) Charles River Laboratories International, Inc.	672,175
9,860	Hillenbrand Industries, Inc.	570,500
19,200	(1) Invitrogen Corp.	1,056,384
19,720	Mylan Laboratories, Inc.	400,119
25,000	(1) Respironics, Inc.	901,500
30,000	(1) Techne Corp.	1,613,100
25,300	(1) Varian Medical Systems, Inc.	1,245,266

	Total	9,002,555

	Process Industries—2.7%
48,700	Airgas, Inc.	2,072,185
80,000	Celanese Corp.	1,760,000

	Total	3,832,185

	Industrial Services—4.2%
50,000	(1) Allied Waste Industries, Inc.	634,000
36,100	BJ Services Co.	1,219,097
7,000	Fluor Corp.	609,560
40,000	Granite Construction, Inc.	2,064,000
48,460	Helmerich & Payne, Inc.	1,287,582

	Total	5,814,239

	Producer Manufacturing—6.1%
30,000	Cummins, Inc.	3,597,600
9,270	(1) Energizer Holdings, Inc.	612,654
9,860	Johnson Controls, Inc.	801,914
60,000	Joy Global, Inc.	2,634,000
33,000	(1) TRW Automotive Holdings Corp.	819,720

	Total	8,465,888

	Non-Energy Minerals—3.6%
23,100	Florida Rock Industries, Inc.	1,040,424
58,000	Louisiana-Pacific Corp.	1,223,800
83,200	Steel Dynamics, Inc.	2,705,664

	Total	4,969,888

	Retail Trade—7.8%
33,410	Abercrombie & Fitch Co., Class A	2,253,170
61,600	Circuit City Stores, Inc.	1,537,536
72,100	Claire’s Stores, Inc.	2,300,711
40,600	Mens Wearhouse, Inc.	1,554,980
40,000	(1) NetFlix, Inc.	1,175,200
17,200	(1) Pacific Sunwear of California	338,496
42,390	Ross Stores, Inc.	1,313,666
17,670	Ruddick Corp.	492,640

	Total	10,966,399

	Technology Services—5.8%
35,000	(1) Akamai Technologies, Inc.	1,710,450

19,900	(1) Autodesk, Inc.	819,482
45,000	(1) BMC Software, Inc.	1,465,200
39,500	Global Payments, Inc.	1,809,100
96,300	(1) Sybase, Inc.	2,305,422

	Total	8,109,654

	Transportation—4.0%
35,000	Con-way, Inc.	1,614,200
59,200	OMI Corp.	1,382,912
47,300	Tidewater, Inc.	2,617,109

	Total	5,614,221

	Utilities—8.7%
25,000	Allete, Inc.	1,165,750
49,300	Energen Corp.	2,236,248
29,200	Equitable Resources, Inc.	1,266,696
85,350	MDU Resources Group, Inc.	2,248,119
51,400	National Fuel Gas Co.	1,948,060
20,000	(1) NRG Energy, Inc.	1,138,400
25,080	(1) Questar Corp.	2,163,150

	Total	12,166,423

	TOTAL COMMON STOCKS (identified cost $108,336,192)	138,769,839

	MUTUAL FUND—0.9%
1,285,209	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	1,285,209

	TOTAL INVESTMENTS—100.1% (identified cost $109,621,401) (2)	140,055,048

	OTHER ASSETS AND LIABILITIES—NET—(0.1)%	(151,725)

	TOTAL NET ASSETS—100.0%	$139,903,323

(1)	Non-income producing security.
(2)	At November 30, 2006, the cost of investments for federal tax purposes was $109,651,192. The net unrealized appreciation of investments for federal tax purposes was $30,403,856. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,675,611 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(2,271,755).

REIT—Real estate investment trusts.

INVESTMENT VALUATION - Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

Capital One Funds

TOTAL RETURN BOND FUND

November 30, 2006

Portfolio of Investments (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—15.6%
	Banks—10.3%
$1,000,000	Banc of America Commercial Mortgage 2000-2, 4.161%, 12/10/2042	$978,931
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2, Class A4, 5.362154%, 1/15/2046	2,043,296
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage 2006-CD3, Class A2, 5.56%, 10/15/2048	2,044,300

	Total	5,066,527

	Finance—5.3%
1,500,000	Citigroup Commercial Mortgage Trust 2006-C4, Class A3, 5.72014%, 3/15/2049	1,573,419
1,000,000	Morgan Stanley Capital Trust I 2006-HQ9, Class A4, 5.731%, 7/12/2044	1,044,831

	Total	2,618,250

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (at identified cost $7,489,687)	7,684,777

	CORPORATE BONDS—18.8%
	Communications—1.0%
475,000	Verizon Communications, Sr. Note, 6.50%, 9/15/2011	494,144

	Communications – Telecom Wireless—1.2%
625,000	Verizon Virginia, Inc., 4.625%, 3/15/2013	595,133

	Consumer Durables—4.3%
950,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 7.75%, 1/18/2011	1,026,481
1,000,000	Pulte Homes, Inc., Company Guarantee, 7.875%, 8/1/2011	1,093,486

	Total	2,119,967

	Consumer Non-Durables—0.2%
75,000	Kraft Foods, Inc., Note, 5.25%, 6/1/2007	74,954

	Finance—10.2%
500,000	American International Group, Inc., 5.05%, 10/1/2015	495,463
250,000	Asian Development Bank, Bond, 6.75%, 06/11/2007	252,033
1,000,000	General Electric Capital Corp., (Series A), MTN, 5.50%, 11/15/2011	1,004,543
200,000	Inter-American Development Bank, Bond, 7.375%, 1/15/2010	215,264
600,000	International Lease Finance Corp., Sr. Note, 5.00%, 4/15/2010	597,946
1,150,000	Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	1,114,114
900,000	Petrobras International Finance, Sr. Note, 9.75%, 7/6/2011	1,073,250
275,000	Washington Mutual Bank, 5.125%, 1/15/2015	269,451

	Total	5,022,064

	Foreign-Local- Govt—0.8%
175,000	Ontario, Province of, Note, 4.50%, 2/3/2015	172,233
200,000	Quebec, Province of, Note, 5.75%, 2/15/2009	203,997

	Total	376,230

	Health Technology—0.4%
225,000	Genentech, Inc., Note, 4.75%, 7/15/2015	219,173

	Retail Trade—0.3%
150,000	Federated Department Stores, Inc., 6.70%, 7/15/2034	154,105

	Transportation—0.4%
175,000	Canadian National Railway, Note, 6.90%, 7/15/2028	205,840

	TOTAL CORPORATE BONDS (at identified cost $9,258,968)	9,261,610

	GOVERNMENT AGENCIES—7.8%
	Federal Home Loan Bank System—1.5%
750,000	Bond, 3.57%, 2/15/2007	747,500

	Federal National Mortgage Association—6.3%
1,000,000	Note, 4.00%, 8/8/2008	987,192
1,000,000	Note, 5.25%, 1/15/2009	1,009,028
1,000,000	Unsecd. Note, 7.13%, 6/15/2010	1,078,358

	Total	3,074,578

	TOTAL GOVERNMENT AGENCIES (at identified cost $3,766,288)	3,822,078

	MORTGAGE-BACKED SECURITIES—39.8%
	(1) Federal Home Loan Mortgage Corporation 15 Year—3.5%
554,370	Pool E98632, 5.00%, 8/1/2018	550,407
1,086,273	Pool G11536, 4.50%, 4/1/2014	1,068,495
122,031	Pool J02830, 5.00%, 6/1/2021	120,871

	Total	1,739,773

	(1) Federal Home Loan Mortgage Corporation 30 Year—5.7%
685,750	Pool A23881, 6.50%, 6/1/2034	700,978
562,424	Pool A39201, 5.50%, 11/1/2035	561,009
286,566	Pool A43942, 5.50%, 3/1/2036	285,708
98,507	Pool A47404, 5.00%, 10/1/2035	96,336
1,171,458	Pool G08003, 6.00%, 7/1/2034	1,186,428

	Total	2,830,459

	(1) Federal National Mortgage Association 15 Year—7.6%
76,822	Pool 256077, 6.00%, 1/1/2021	78,256
915,391	Pool 831124, 5.00%, 11/1/2020	907,457
348,457	Pool 848931, 6.00%, 1/1/2021	354,961
534,137	Pool 850142, 5.50%, 12/1/2020	537,380
1,928,210	Pool 886696, 4.50%, 8/1/2021	1,877,933

	Total	3,755,987

	(1) Federal National Mortgage Association 30 Year—18.7%
1,234,206	Pool 725946, 5.50%, 11/1/2034	1,232,151
1,398,135	Pool 797659, 5.00%, 9/1/2035	1,366,747
2,289,821	Pool 817423, 5.50%, 8/1/2035	2,283,328
403,448	Pool 825461, 6.00%, 6/1/2035	408,046
416,343	Pool 830762, 5.00%, 8/1/2035	406,997
910,983	Pool 830766, 5.00%, 8/1/2035	890,531
919,677	Pool 832443, 5.00%, 9/1/2035	899,031
47,879	Pool 833260, 6.50%, 10/1/2035	48,882
2,674	Pool 85131, 11.00%, 5/1/2017	2,890
74,988	Pool 867025, 6.50%, 3/1/2036	76,544
732,658	Pool 868935, 5.50%, 5/1/2036	730,235
896,267	Pool 894861, 6.00%, 10/1/2036	906,301

	Total	9,251,683

	(1) Government National Mortgage Association 15 Year—0.1%
53,466	Pool 420153, 7.00%, 9/15/2010	54,803

	(1) Government National Mortgage Association 30 Year—4.2%
4,773	Pool 147875, 10.00%, 3/15/2016	5,312
19,293	Pool 168511, 8.00%, 7/15/2016	20,315
2,102	Pool 174673, 8.00%, 8/15/2016	2,213
6,911	Pool 177145, 8.00%, 1/15/2017	7,294
302	Pool 188080, 8.00%, 9/15/2018	319
4,068	Pool 212660, 8.00%, 4/15/2017	4,293
21,202	Pool 216950, 8.00%, 6/15/2017	22,378
3,285	Pool 217533, 8.00%, 5/15/2017	3,467
2,344	Pool 253449, 10.00%, 10/15/2018	2,617
5,371	Pool 279619, 10.00%, 9/15/2019	6,000
3,467	Pool 288967, 9.00%, 4/15/2020	3,739
1,378	Pool 289082, 9.00%, 4/15/2020	1,486
5,812	Pool 291100, 9.00%, 5/15/2020	6,268
19,292	Pool 302101, 7.00%, 6/15/2024	19,963
26,878	Pool 345031, 7.00%, 10/15/2023	27,798
33,328	Pool 345090, 7.00%, 11/15/2023	34,469
22,696	Pool 360772, 7.00%, 2/15/2024	23,485
12,023	Pool 404653, 7.00%, 9/15/2025	12,447
25,397	Pool 408884, 7.00%, 9/15/2025	26,293
25,321	Pool 410108, 7.00%, 9/15/2025	26,214
91,851	Pool 415427, 7.50%, 8/15/2025	96,003
21,835	Pool 415865, 7.00%, 9/15/2025	22,605
82,919	Pool 418781, 7.00%, 9/15/2025	85,844
57,327	Pool 420157, 7.00%, 10/15/2025	59,349
203,116	Pool 532641, 7.00%, 12/15/2030	210,268
725,249	Pool 615486, 5.50%, 7/15/2034	727,153
227,552	Pool 617215, 6.00%, 6/15/2036	231,296

133,656	Pool 652006, 5.00%, 6/15/2036	131,553
224,223	Pool 780717, 7.00%, 2/15/2028	232,257

	Total	2,052,698

	TOTAL MORTGAGE-BACKED SECURITIES (at identified cost $19,711,122)	19,685,403

	U.S. TREASURY—11.8%
	U.S. Treasury Bonds—4.1%
813,000	6.50%, 11/15/2026	1,005,516
500,000	5.25%, 2/15/2029	541,524
151,000	5.38%, 2/15/2031	167,445
305,000	4.50%, 2/15/2036	302,069

	Total	2,016,554

	U.S. Treasury Notes—7.7%
245,000	3.75%, 3/31/2007	244,024
163,000	4.63%, 3/31/2008	162,777
314,000	5.00%, 7/31/2008	315,730
1,979,000	4.38%, 11/15/2008	1,970,961
670,000	4.88%, 8/15/2009	676,020
12,000	4.38%, 12/15/2010	11,971
200,000	4.63%, 8/31/2011	201,563
97,000	4.25%, 11/15/2013	95,924
99,000	4.88%, 8/15/2016	102,144

	Total	3,781,114

	TOTAL U.S. TREASURY (at identified cost $5,682,119)	5,797,668

	MUTUAL FUND—5.6%
1,983,705	Fidelity Institutional Cash Treasury Money Market Fund, 5.13%	1,983,705
767,225	Money Market Obligations Trust, 4.85%	767,225

	TOTAL MUTUAL FUND (at net asset value)	2,750,930

	TOTAL INVESTMENTS—99.4% (identified cost $48,659,114) (2)	49,002,466

	OTHER ASSETS AND LIABILITIES—NET—0.6%	278,467

	TOTAL NET ASSETS—100.0%	$49,280,933

(1)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(2)	At November 30, 2006 the cost of investments for federal tax purposes amounts to $48,694,297. The net unrealized depreciation of investments for federal tax purposes was $308,169. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $513,562 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(205,393).

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION - The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that fixed income and short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Fixed income and short-term security prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Capital One Funds

U.S. GOVERNMENT INCOME FUND

November 30, 2006

Portfolio of Investments (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—9.8%
	Collateralized Mortgage Obligations—9.8%
$1,000,000	Banc of America Commercial Mortgage 2000-2, 4.161%, 12/10/2042	$978,931
1,000,000	Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2, 5.362154%, 1/15/2046	1,021,648
1,000,000	GE Capital Commercial Mortgage Corp. 2005-C1, 4.353%, 6/10/2048	983,340
2,500,000	Merrill Lynch Mortgage Investors, Inc. 1998-1, 6.72%, 11/15/2026	2,701,984
2,000,000	Morgan Stanley Capital I 2005-HQ6, 4.989%, 8/13/2042	1,983,453
1,000,000	Morgan Stanley Capital Trust I 2006-HQ9, 5.731%, 7/12/2044	1,044,831

	Total Collateralized Mortgage Obligations (at identified cost $8,441,759)	8,714,187

	CORPORATE BONDS—2.5%
	Finance—2.5%
2,250,000	GE Capital Commercial Mortgage Corp. (Series A), 5.50%, 11/15/2011 (at identified cost $2,250,000)	2,260,222

	MORTGAGE-BACKED SECURITIES—52.0%
	(1) Federal Home Loan Mortgage Corporation 15 Year—4.7%
1,466,469	Pool G11536, 4.50%, 4/1/2014	1,442,468
127,395	Pool G18064, 4.50%, 7/1/2020	123,971
414,618	Pool G18150, 5.00%, 9/1/2021	410,674
160,870	Pool J02594, 4.50%, 10/1/2020	156,545
972,465	Pool J02868, 5.50%, 7/1/2021	977,498
298,795	Pool J03253, 6.00%, 8/1/2021	304,036
634,118	Pool B14297, 5.00%, 12/1/2019	628,895
108,231	Pool B19730, 4.50%, 8/1/2020	105,321

	Total	4,149,409

	(1) Federal Home Loan Mortgage Corporation 30 Year—13.3%
331,038	Pool A48073, 5.50%, 1/1/2036	330,206
991,916	Pool A48609, 5.00%, 5/1/2036	969,727
106,824	Pool A49254, 5.50%, 5/1/2036	106,504
1,026,407	Pool A49495, 6.00%, 6/1/2036	1,038,220
2,474,147	Pool A49650, 5.00%, 6/1/2036	2,418,797
788,663	Pool A52051, 6.00%, 9/1/2036	797,739
728,363	Pool A52734, 5.50%, 9/1/2036	726,181
497,615	Pool A54588, 6.50%, 5/1/2036	507,943
165,922	Pool G01813, 5.00%, 4/1/2035	162,503
973,194	Pool G02197, 5.00%, 6/1/2036	951,742
585,729	Pool G08003, 6.00%, 7/1/2034	593,214
2,331,027	Pool G08128, 5.50%, 5/1/2036	2,324,044
932,256	Pool G08145, 5.50%, 8/1/2036	929,463
10,415	Pool 360029,10.00%, 6/1/2018	11,498
2,885	Pool 170170, 9.00%, 6/1/2016	3,080
80	Pool 170193, 9.00%, 9/1/2016	85
408	Pool 170196, 9.00%, 10/1/2016	436
3,592	Pool 170210, 9.00%, 1/1/2017	3,853
46,824	Pool 294383, 8.75%, 2/1/2017	48,911

	Total	11,924,146

	(1) Federal National Mortgage Association 15Year—8.9%
451,610	Pool 256297, 6.00%, 6/1/2016	460,379
178,796	Pool 254473, 5.50%, 10/1/2017	180,227
28,068	Pool 313707, 7.00%, 8/1/2012	28,907
152,333	Pool 601180, 5.50%, 10/1/2016	153,630

134,941	Pool 631364, 5.50%, 2/1/2017	136,090
100,107	Pool 675251, 5.50%, 12/1/2017	100,908
113,099	Pool 688784, 5.50%, 3/1/2018	114,004
99,811	Pool 689624, 5.00%, 6/1/2018	99,154
602,216	Pool 697947, 5.00%, 12/1/2018	598,255
144,166	Pool 725068, 5.50%, 1/1/2019	145,320
74,287	Pool 750523, 5.00%, 1/1/2019	73,799
116,673	Pool 777337, 5.00%, 4/1/2019	115,788
117,710	Pool 786153, 5.00%, 7/1/2019	116,817
83,355	Pool 802009, 5.00%, 11/1/2019	82,723
442,114	Pool 811969, 4.50%, 2/1/2020	430,622
111,074	Pool 810968, 5.00%, 4/1/2020	110,111
69,163	Pool 813971, 5.00%, 5/1/2020	68,563
585,647	Pool 825344, 5.00%, 5/1/2020	580,571
278,769	Pool 811455, 4.50%, 6/1/2020	271,523
162,738	Pool 829515, 4.50%, 6/1/2020	158,508
34,347	Pool 824480, 4.50%, 6/1/2020	33,454
63,727	Pool 811465, 4.50%, 7/1/2020	62,070
3,405,299	Pool 844910, 4.00%, 10/1/2020	3,242,924
482,539	Pool 845502, 6.00%, 6/1/2021	491,455
81,591	Pool 887245, 5.50%, 7/1/2021	82,064

	Total	7,937,866

	(1) Federal National Mortgage Association 30Year—20.3%
15,772	Pool 102873, 9.50%, 8/1/2020	17,340
59,445	Pool 253662, 6.50%, 1/1/2008	59,711
91,579	Pool 254093, 7.00%, 12/1/2031	94,458
102,252	Pool 254325, 5.00%, 4/1/2009	102,137
354,614	Pool 255673, 6.50%, 3/1/2035	362,047
838,069	Pool 255770, 5.50%, 7/1/2035	835,693
82,425	Pool 591249, 7.50%, 7/1/2031	86,182
2,140,691	Pool 705922, 5.50%, 6/1/2033	2,138,225
696,723	Pool 725205, 5.00%, 3/1/2034	682,553
1,123,510	Pool 725690, 6.00%, 8/1/2034	1,137,588
1,008,720	Pool 725943, 5.50%, 10/1/2034	1,007,039
913,212	Pool 735503, 6.00%, 4/1/2035	925,422
538,274	Pool 771178, 6.50%, 3/1/2034	550,226
1,164,976	Pool 815959, 5.50%, 2/1/2035	1,161,673
1,012,529	Pool 825204, 5.00%, 5/1/2035	989,798
1,105,654	Pool 797568, 5.50%, 5/1/2035	1,102,520
943,696	Pool 827885, 5.00%, 6/1/2035	922,510
111,513	Pool 828144, 5.00%, 6/1/2035	109,009
655,469	Pool 797576, 5.50%, 6/1/2035	653,611
732,107	Pool 824548, 5.00%, 7/1/2035	715,671
92,476	Pool 825951, 5.00%, 7/1/2035	90,399
834,497	Pool 835760, 4.50%, 9/1/2035	794,407
475,041	Pool 863783, 5.00%, 12/1/2035	464,376
475,575	Pool 850370, 5.50%, 12/1/2035	474,227
749,904	Pool 884346, 5.00%, 5/1/2036	733,069
428,723	Pool 896530, 6.00%, 8/1/2036	433,523
1,117,563	Pool 870789, 5.00%, 9/1/2036	1,092,213
412,832	Pool 887836, 6.00%, 9/1/2036	417,454

	Total	18,153,081

	(1) Government National Mortgage Association 15Year—0.3%
254,320	Pool 780052, 7.00%, 12/15/2008	256,402
4,179	Pool 405378, 7.00%, 11/15/2009	4,237
26,225	Pool 405476, 7.00%, 9/15/2010	26,881
18,254	Pool 427552, 6.50%, 2/15/2017	18,714

	Total	306,234

	(1) Government National Mortgage Association 30Year—4.5%
17,502	Pool 288103, 9.00%, 2/15/2020	18,874
18,379	Pool 290127, 9.50%, 6/15/2020	20,154
72,781	Pool 297829, 8.00%, 1/15/2022	77,274
61,187	Pool 319358, 8.00%, 4/15/2022	64,965

53,725	Pool 328183, 8.00%, 8/15/2022	57,043
45,752	Pool 329790, 7.50%, 10/15/2022	47,735
193,482	Pool 357260, 7.00%, 9/15/2023	200,105
11,833	Pool 1956, 8.50%, 2/20/2025	12,761
41,630	Pool 345096, 7.50%, 3/15/2026	43,532
71,747	Pool 424000, 7.50%, 9/15/2026	75,026
81,308	Pool 502638, 6.50%, 4/15/2029	83,952
49,221	Pool 422007, 8.00%, 10/15/2029	52,293
34,809	Pool 2839, 7.50%, 11/20/2029	36,215
44,859	Pool 2853, 7.50%, 12/20/2029	46,671
23,912	Pool 2868, 8.00%, 1/20/2030	25,285
28,794	Pool 2884, 8.00%, 2/20/2030	30,447
33,070	Pool 2897, 8.00%, 3/20/2030	34,969
141,976	Pool 2933, 7.00%, 6/20/2030	146,399
31,191	Pool 3011, 7.50%, 12/20/2030	32,435
80,329	Pool 569622, 7.00%, 2/15/2032	83,132
73,531	Pool 552475, 7.00%, 3/15/2032	76,097
1,309,114	Pool 615486, 5.50%, 7/15/2034	1,312,551
34,129	Pool 634338, 6.00%, 8/15/2034	34,718
503,119	Pool 630826, 6.00%, 8/15/2034	511,809
831,270	Pool 646791, 5.00%, 7/15/2035	818,330
49,896	Pool 654911, 6.00%, 5/15/2036	50,717
39,803	Pool 609007, 5.50%, 8/15/2036	39,886

	Total	4,033,375

	Total Mortgage-Backed Securities (at identified cost $46,377,237)	46,504,110

	GOVERNMENT AGENCIES—16.8%
	Federal Home Loan Bank System—2.5%
1,500,000	5.80%, 9/2/2008	1,522,528
500,000	5.50%, 11/3/2009	500,070
180,000	4.375%, 9/17/2010	178,131

	Total	2,200,729

	Federal Home Loan Mortgage Corporation—9.6%
2,770,000	4.00%, 8/17/2007	2,748,646
1,229,000	3.875%, 6/15/2008	1,212,933
1,455,000	4.875%, 2/17/2009	1,459,748
92,000	4.00%, 12/15/2009	90,235
1,000,000	4.50%, 12/16/2010	992,861
750,000	5.125%, 4/18/2011	762,483
1,000,000	5.50%, 11/28/2011	1,000,441
231,000	5.125%, 7/15/2012	235,660
117,000	4.375%, 7/17/2015	113,989

	Total	8,616,996

	Federal National Mortgage Association—4.7%
500,000	6.375%, 6/15/2009	519,398
215,000	4.125%, 5/15/2010	211,110
525,000	4.25%, 8/15/2010	517,107
718,000	6.00%, 5/15/2011	755,393
520,000	5.375%, 11/15/2011	536,145
525,000	4.125%, 4/15/2014	505,756
298,000	4.625%, 10/15/2014	296,069
29,000	5.00%, 3/15/2016	29,608
850,000	6.00%, 8/29/2016	855,772

	Total	4,226,358

	Total Government Agencies (at identified cost $14,891,003)	15,044,083

	U.S. TREASURY—17.0%
	U.S. Treasury Notes—17.0%
200,000	6.625%, 5/15/2007	201,492
1,745,000	4.25%, 10/31/2007	1,735,116
2,250,000	3.00%, 2/15/2008	2,204,298
160,000	4.875%, 5/31/2008	160,463
735,000	5.00%, 7/31/2008	739,048
1,035,000	4.375%, 11/15/2008	1,030,796
804,000	4.75%, 11/15/2008	806,418
1,295,000	3.25%, 1/15/2009	1,261,412
281,000	4.875%, 8/15/2009	283,525
115,000	6.00%, 8/15/2009	119,295
2,804,000	6.50%, 2/15/2010	2,971,366
891,000	4.875%, 4/30/2011	906,384
300,000	4.875%, 5/31/2011	305,285
1,680,000	4.875%, 7/31/2011	1,710,319
213,000	4.50%, 11/15/2015	213,699
519,000	4.875%, 8/15/2016	535,482

	Total U.S. Treasury (at identified cost $15,023,323)	15,184,398

	MUTUAL FUND—1.6%
1,406,805	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	1,406,805

	TOTAL INVESTMENTS—99.7% (identified cost $88,390,127) (2)	89,113,805

	OTHER ASSETS AND LIABILITIES—NET—0.3%	260,509

	TOTAL NET ASSETS—100.0%	$89,374,314

(1)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(2)	At November 30, 2006, the cost of investments for federal tax purposes was $88,338,318. The net unrealized depreciation of investments for federal tax purposes was $775,487. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,184,579 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(409,092).

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION - The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

TBA —To Be Announced

See Notes to Schedule of Investments.

Capital One Funds

CASH RESERVE FUND

November 30, 2006

Portfolio of Investments (Unaudited)

Principal Amount Or Shares		Value
	(1) COMMERCIAL PAPER—67.1%

	Consumer Durables—4.5%
$8,500,000	Toyota Motor Credit Corp., 5.23%, 12/14/2006	$8,483,947

	Consumer Non-Durables—4.3%
8,000,000	Coca-Cola Enterprises, Inc., 5.21%, 12/14/2006	7,984,949

	Finance—53.8%
8,500,000	American Express Co., 5.23%, 12/1/2006	8,500,000
9,000,000	American General Investment Corp., (Guaranteed by American General Corp.), 5.25, 12/21/2006	8,973,775
9,000,000	Cargill Financial Services, 5.29%, 12/1/2006	8,999,999
8,500,000	Chevron Oil Finance Co., 5.21%, 12/18/2006	8,479,088
8,200,000	Citicorp, 5.326%, 12/1/2006	8,200,000
9,000,000	General Electric Capital Corp., 5.25%, 1/26/2007	8,926,500
8,500,000	HSBC Finance Corp., 5.23%, 1/12/2007	8,448,136
6,000,000	Jupiter Securitization Company LLC, 5.26%, 12/4/2006	5,997,370
8,500,000	Prudential Funding Corp., 5.23%, 12/8/2006	8,491,356
8,500,000	Rabobank USA Financial Corp., 5.21%, 12/6/06	8,493,849
8,500,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 5.24%, 12/4/2006	8,496,292
8,500,000	Three Rivers Funding Corp., 5.26%, 12/18/2006	8,478,887

	Total	100,485,252

	Utilities—4.5%
8,500,000	(4) BellSouth Telecommunications, Inc., 5.21%, 12/1/2006	8,500,000

	TOTAL COMMERCIAL PAPER (at amortized cost)	125,454,148

	U.S. GOVERNMENT AGENCIES—11.7%
	Finance—11.7%
7,000,000	Federal Home Loan Bank, 2.625%, 5/15/2007	6,919,022
5,100,000	Federal Home Loan Mortgage Corporation, 4.875%, 3/15/07	5,094,115
10,000,000	Federal National Mortgage Association, 5.15%, 2/14/2007	9,892,708

	TOTAL U.S. GOVERNMENT AGENCIES (at amortized cost)	21,905,845

	U.S. TREASURY—10.7%
	(2)U.S. TREASURY BILLS—10.7%
20,000,000	5.21%,12/15/2006	19,959,439

	MUTUAL FUND—2.4%
4,393,162	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	4,393,162

	REPURCHASE AGREEMENT—18.9%
35,326,000	Interest in $35,326,000 repurchase agreement 5.27%, dated 11/30/06 under which Morgan Stanley & Co., Inc. will repurchase U.S. Treasury securities with maturities of 4/13/07-6/13/08 for $35,331,171 on 12/1/06. The market value of the underlying securities at the end of the period was $36,039,187.	35,326,000

	TOTAL INVESTMENTS—110.8% (at amortized cost) (3)	207,038,594
	OTHER ASSETS AND LIABILITIES—NET—(10.8) %	(20,205,750)
	TOTAL NET ASSETS—100.0%	$186,832,844

(1)	Rate shown represents yield to maturity.
(2)	These issues show the rate of discount at the time of purchase.
(3)	Also represents cost for federal tax purposes.
(4)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION: The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Capital One Funds

U.S. TREASURY MONEY MARKET FUND

November 30, 2006

Portfolio of Investments (Unaudited)

Principal Amount Or Shares		Value
	U.S. TREASURY—74.5%

	(1) U.S. Treasury Bills—74.5%
$25,000,000	5.14%, 12/14/06	$24,953,561
60,000,000	5.22%, 12/15/06	59,878,317
20,000,000	4.97%, 04/19/07	19,616,109

	TOTAL U.S. TREASURY (at amortized cost)	104,447,987

	REPURCHASE AGREEMENTS—66.1%
32,000,000	Interest in $32,000,000 repurchase agreement 5.25%, dated 11/30/06 under which Cantor Fitzgerald & Co., Inc. will repurchase a U.S. Treasury security with a maturity of 8/15/2022 for $32,004,667 on 12/1/06. The market value of the underlying security at the end of the period was $32,640,000.	32,000,000
28,593,000	Interest in $28,593,000 repurchase agreement 5.23%, dated 11/30/06 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security with a maturity of 8/15/2017 for $28,597,154 on 12/1/06. The market value of the underlying security at the end of the period was $29,165,994.	28,593,000
32,000,000	Interest in $32,000,000 repurchase agreement 5.23%, dated 11/30/06 under which UBS, Inc. will repurchase a U.S. Treasury security with a maturity of 8/15/2022 for $32,004,649 on 12/1/06. The market value of the underlying security at the end of the period was $32,640,595.	32,000,000

	TOTAL REPURCHASE AGREEMENTS (at amortized cost)	92,593,000

	MUTUAL FUND—2.4%
3,409,233	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	3,409,233

	TOTAL INVESTMENTS—143.0% (at amortized cost) (2)	200,450,220

	OTHER ASSETS AND LIABILITIES—NET—(43.0)%	(60,296,306)
	TOTAL NET ASSETS—100.0%	$140,153,914

(1)	These issues show the rate of discount at time of purchase.
(2)	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

INVESTMENT VALUATION - The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital One Funds

By (Signature and Title)*	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer

Date January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Chauvin
Richard Chauvin, President

Date January 29, 2007

By (Signature and Title)*	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer

Date January 29, 2007